SHARE BASED COMPENSATION (Details)				12 Months Ended
	Jan. 30, 2020 shares	Oct. 31, 2019 $ / shares shares	Jul. 01, 2017 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Oct. 30, 2019 shares	Oct. 29, 2019 shares	Oct. 19, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Stock split ratio		0.01
Shares authorized							100,000
Par value | $ / shares		$ 0.01
CRS Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share purchased					214,000
Share Price | $ / shares					$ 3.27
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		70,000,000		70,000,000	70,000,000	700,000	71,369
Par value | $ / shares		$ 0.01		$ 0.01	$ 0.01
Ordinary share purchased	1,333,360
Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		30,000,000		30,000,000	30,000,000	300,000	28,631
Par value | $ / shares		$ 0.01		$ 0.01	$ 0.01
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants			1,190,000					1,866,600
Additional shares authorized for option grants			2,726,600
Stock options | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for option grants		1,105,300		650,000
Stock options | 2019 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years